Estimated fair value of financial instruments (Tables)	12 Months Ended
Mar. 31, 2011
Carrying Value and Fair Value of Financial Instruments Disclosure

A comparison of the fair values and carrying values of financial instruments other than derivatives (see note 23) is set out below:

	As of March 31,
	2010				2011
	Carrying Value		Estimated Fair Value		Carrying Value		Estimated Fair Value		Carrying Value		Estimated Fair Value
	(In millions)
Financial Assets:
Cash and cash equivalents	Rs.	297,558.5	Rs.	297,558.5	Rs.	288,902.1	Rs.	288,902.1	US$	6,486.4	US$	6,486.4
Term placements		58,166.3		58,126.8		102,049.4		101,982.3		2,291.2		2,289.7
Investments held for trading		28,158.8		28,158.8		38,216.9		38,216.9		858.0		858.0
Investments available for sale		481,398.8		481,398.8		628,704.9		628,704.9		14,115.5		14,115.5
Securities purchased under agreements to resell		20,000.0		20,000.0		—		—		—		—
Loans		1,297,180.4		1,310,088.0		1,622,856.0		1,626,854.0		36,435.9		36,525.7
Accrued interest receivable		13,767.3		13,767.3		19,752.6		19,752.6		443.5		443.5
Financial Liabilities:
Interest-bearing deposits		1,301,046.0		1,305,346.0		1,619,283.6		1,624,611.7		36,355.7		36,475.3
Non-interest-bearing deposits		371,354.3		371,354.3		462,845.4		462,845.4		10,391.7		10,391.7
Securities sold under repurchase agreements		—		—		60,000.0		60,000.0		1,347.1		1,347.1
Short-term borrowings		98,165.0		98,165.0		76,686.7		76,686.7		1,721.7		1,721.7
Accrued interest payable		19,964.2		19,964.2		27,746.0		27,746.0		622.9		622.9
Long-term debt		75,854.4		78,134.1		93,287.2		94,373.6		2,094.5		2,118.8